Significant Accounting Policies Significant Accounting Poilicies Insurance Accruals (Details)	Dec. 31, 2013	Dec. 31, 2012
Insurance Accruals [Abstract]
Loss Contingency Accrual, Insurance-related Assessment, Discount Rate	1.79%	0.91%